Offerings	Jul. 29, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Units, each consisting of one Class A ordinary share, one redeemable warrant (exercisable for one Class A ordinary share at $11.50 per share), and one right to receive 1/4 of a Class A ordinary share upon completion of an initial business combination
Amount Registered | shares	12,075,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 120,750,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 16,675.58
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act. Represents 12,075,000 units, including 10,500,000 units to be issued in the offering up to 1,575,000 units which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any, each unit consisting of one Class A Ordinary Share, one warrant exercisable for one Class A Ordinary Share, and one right entitling the holder to receive one-fourth of one Class A Ordinary Share upon the consummation of a Business Combination.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares included as part of the units
Amount Registered | shares	12,075,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act. Represents 12,075,000 units, including 10,500,000 units to be issued in the offering up to 1,575,000 units which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any, each unit consisting of one Class A Ordinary Share, one warrant exercisable for one Class A Ordinary Share, and one right entitling the holder to receive one-fourth of one Class A Ordinary Share upon the consummation of a Business Combination.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act. Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions. No additional registration fee is payable pursuant to Rule 457(g) under the Securities Act.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants included as part of the units
Amount Registered | shares	12,075,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act. Represents 12,075,000 units, including 10,500,000 units to be issued in the offering up to 1,575,000 units which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any, each unit consisting of one Class A Ordinary Share, one warrant exercisable for one Class A Ordinary Share, and one right entitling the holder to receive one-fourth of one Class A Ordinary Share upon the consummation of a Business Combination.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act. Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions. No additional registration fee is payable pursuant to Rule 457(g) under the Securities Act.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Rights included as part of the units
Amount Registered | shares	12,075,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act. Represents 12,075,000 units, including 10,500,000 units to be issued in the offering up to 1,575,000 units which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any, each unit consisting of one Class A Ordinary Share, one warrant exercisable for one Class A Ordinary Share, and one right entitling the holder to receive one-fourth of one Class A Ordinary Share upon the consummation of a Business Combination.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act. Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions. No additional registration fee is payable pursuant to Rule 457(g) under the Securities Act.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares underlying the Warrants included as part of the Units
Amount Registered | shares	12,075,000
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 138,862,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 19,176.91
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act. Represents 12,075,000 units, including 10,500,000 units to be issued in the offering up to 1,575,000 units which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any, each unit consisting of one Class A Ordinary Share, one warrant exercisable for one Class A Ordinary Share, and one right entitling the holder to receive one-fourth of one Class A Ordinary Share upon the consummation of a Business Combination.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying the rights included as part of the units
Amount Registered | shares	3,018,750
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 30,187,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,168.89
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act. Represents 12,075,000 units, including 10,500,000 units to be issued in the offering up to 1,575,000 units which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any, each unit consisting of one Class A Ordinary Share, one warrant exercisable for one Class A Ordinary Share, and one right entitling the holder to receive one-fourth of one Class A Ordinary Share upon the consummation of a Business Combination.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.